Related Parties (Details) - Schedule of expenses incurred according to the agreement with iDnext - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expenses Incurred According To The Agreement With Idnext Abstract
Monthly fees			$ 49
Bonus			10
Payments for employees			33
Total			$ 92